JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 74,661,395	$ 59,655,761
Current Assets	20,939,930	35,632,685
Total Assets	95,601,325	95,288,446
Non Current Liabilities	39,565,657	36,691,122
Current Liabilities	7,952,199	10,993,418
Total liabilities	47,517,856	47,684,540
Consolidated Statements of comprehensive income [Abstract]
Gross (loss) / profit	24,185,991	27,496,557	$ 12,333,642
Operating (loss) / profit	19,758,608	21,931,976	9,545,020
Comprehensive (loss) / income	$ 12,805,118	17,561,255	8,847,199
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0	0
Current Assets	232,849	300,649
Total Assets	232,849	300,649
Non Current Liabilities	0	0
Current Liabilities	414,323	261,274
Total liabilities	414,323	261,274
Consolidated Statements of comprehensive income [Abstract]
Gross (loss) / profit	(154,303)	52,112	1,226
Operating (loss) / profit	(172,298)	37,517	(38)
Net Financial results	(21,069)	1,611	348
Comprehensive (loss) / income	$ (193,367)	$ 39,128	$ 310